Other tax receivables (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Other Current Tax Receivables

	December 31, 2019	December 31, 2018
COFINS-Revenue tax (i)	706,165	646,135
ICMS-State VAT	602,127	575,494
PIS-Revenue tax (i)	150,099	169,460
ICMS CIAP-State VAT	141,514	183,845
Credit installment	41,516	40,261
Other	35,591	32,496

	1,677,012	1,647,691
Current	950,246	796,199

Non-current	726,766	851,492

(i)
On March 15, 2017, in case that sets a judicial precedent, the Brazilian Federal Supreme Court (
Supremo Tribunal Federal
) or “STF,” granted Extraordinary Appeal 574,706 against a decision that required the exclusion of ICMS in the calculation of the tax basis of PIS and COFINS. Therefore, the amounts refer mainly to credits generated by excluding ICMS from the PIS and COFINS calculation basis. In 2018, the Company had already recognized credits related to periods after March 2017, based on the decision rendered on that date by the STF, in Extraordinary Appeal 574,706. In addition, the amounts related to the prior periods for the group companies with favorable final decisions for the referred subject. It should be noted that the amounts informed in the table above includes R$188,216 from Comgás subsidiary, whose PIS and COFINS credit is part of the regulatory plan of accounts. Thus, after a final favorable court decision, the mentioned credit will be reversed in favor of the customers by tariff reviews.